Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Net profit (loss) as reported in the statements of operations	$ (252)	$ 42	$ (264)
Statutory tax rate	25.00%	26.50%	26.50%
Income Tax under statutory tax rate	$ (63)	$ 11	$ (70)
Less full valuation allowance	63	(11)	70
Actual income tax